Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (1,960,409)	$ (1,924,124)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (notes 6a and 6b)	170,383	181,514
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	162,213	205,636
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(106,061)	(119,558)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(89,399)	(70,386)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swaption [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(1,365)
Interest rate derivative - assets	1,958
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(3,110)	(2,137)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	17,323	17,137
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(331,076)	(214,707)
Carrying Amount Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,629,333)	(1,709,417)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	162,213	205,636
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(106,061)	(119,558)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(89,399)	(70,386)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swaption [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(1,365)
Interest rate derivative - assets	1,958
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(3,110)	(2,137)
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	17,321	17,164
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(337,952)	(220,762)
Fair Value Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (1,585,149)	$ (1,659,852)